Summary of Significant Accounting Policies and Disclosures (Tables)	6 Months Ended
Jun. 30, 2019
Noncash or Part Noncash Acquisition, Net Nonmonetary Assets Acquired (Liabilities Assumed) [Abstract]
Schedule of Noncash or Part Noncash Acquisitions

Assets and Liabilities Acquired	Amount

Vessels fair value as of November 15, 2018	$761,248
Negative goodwill allocated pro-rata to the vessels acquired	(143,726)
Vessels fair value recognized as of November 15, 2018 (see note 3)	617,522
Cash and cash equivalents	35,044
Fair value of time charter contracts attached, net of pro-rata allocation of negative goodwill	5,404
Debt assumed	(509,673)
Working capital (excluding cash and cash equivalents)	(11,331)
Total	$136,966
Fair Value of Consideration Given	Amount

Share price as of November 15, 2018 (as adjusted for reverse stock split)	$7.84

Fair value of stock-based consideration	125,133
Capitalized transaction expenses	11,833
Total consideration	$136,966